Debt - Additional Information (Detail) (USD $)	3 Months Ended						3 Months Ended	1 Months Ended				3 Months Ended			3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012	Mar. 31, 2013 Interest Rate Contract	Dec. 31, 2012 Interest Rate Contract	Jun. 30, 2010 Interest Rate Contract One	Oct. 31, 2011 Interest Rate Contract Two	Feb. 17, 2012 2012 Senior Unsecured Notes	Mar. 31, 2013 2012 Senior Unsecured Notes	Dec. 31, 2012 2012 Senior Unsecured Notes	Mar. 09, 2012 2012 Term Loan	Mar. 09, 2012 2012 Term Loan Revolving Credit Facility Minimum	Mar. 09, 2012 2012 Term Loan Revolving Credit Facility Maximum	Jun. 30, 2010 2006 Senior Unsecured Notes	Mar. 31, 2013 2006 Senior Unsecured Notes	Dec. 31, 2012 2006 Senior Unsecured Notes
Debt Instrument [Line Items]
Unsecured senior notes, value of offering									$ 200,000,000
Net proceeds, after underwriting discount									196,500,000
Paid off term loan												100,000,000
Debt instrument face amount										200,000,000	200,000,000	70,000,000				125,000,000	125,000,000
Credit facilities, amount outstanding													330,000,000	400,000,000
Portion of debt instrument face amount															65,000,000
Fair value of the interest rate swaps					11,700,000	12,500,000
Interest rate of interest rate derivative instrument							5.507%
Maturity date of interest rate swap							July 2016	October 2016
Interest rate swap, amount fixed								60,000,000
Interest rate of derivative instrument								5.675%
Other assets, collateral	$ 6,200,000			$ 6,600,000
Percentage of dividends which could be paid from adjusted operating funds	100.00%
Restricted percentage for dividend payment for next year		95.00%
Percentage of dividends which could be paid from operation funds		95.00%
Maximum percentage of total unencumbered assets		150.00%	150.00%